Debt - Schedule of Debt Maturities (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Debt Disclosure [Abstract]
2018	$ 6.1
2019	6.1
2020	6.1
2021	156.1
2022	330.0
Total	$ 504.4